Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]		OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2020		$ 78,351		$ 1,736	$ 17,620	$ (4,911)	$ 53,550	[1]	$ (30,841)	$ 30,870	$ 68,024	$ 10,327
Profit for the period		3,074	[1]							2,458	2,458	616
Other comprehensive income/(loss)	[1]	(1,087)							(1,168)		(1,168)	81
Total comprehensive income/(loss)		1,987							(1,168)	2,458	1,289	697
Dividends		(1,325)								(1,139)	(1,139)	(186)
Treasury shares		20				710				(690)	20
Share-based payments		321					309	[1]			309	12
Hyperinflation monetary adjustments		212								131	131	81
Scope and other changes		(5)								(38)	(38)	34
Ending balance at Jun. 30, 2021		79,561		1,736	17,620	(4,201)	53,859	[1]	(32,009)	31,591	68,596	10,965
Beginning balance at Dec. 31, 2021		79,340		1,736	17,620	(3,994)	54,001		(34,577)	33,882	68,669	10,671
Profit for the period		2,474								1,692	1,692	782
Other comprehensive income/(loss)		1,734							1,892		1,892	(158)
Total comprehensive income/(loss)		4,208							1,892	1,691	3,584	624
Dividends		(1,409)								(1,190)	(1,190)	(219)
Treasury shares		72				184				(112)	72
Share-based payments		259					254				254	5
Hyperinflation monetary adjustments		332								205	205	127
Scope and other changes		(51)								(42)	(42)	(9)
Ending balance at Jun. 30, 2022		$ 82,750		$ 1,736	$ 17,620	$ (3,810)	$ 54,254		$ (32,685)	$ 34,435	$ 71,550	$ 11,200

[1]	Amended to conform to 2022 presentation.